Rental Property, Net (Details) (USD $)	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
Real Estate [Abstract]
Land	$ 280,333	$ 280,333
Buildings	2,535,416	2,535,416
Leasehold Improvements	130,731	121,238
Accumulated Depreciation	(604,736)	(537,965)
Net, Real Estate Investments	$ 2,341,744	$ 2,399,022